Income from Discontinued Operations, Net - Net income from discontinued operations (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from Discontinued Operations, Net
Revenues		$ 58,878,150	$ 62,260,864	$ 66,222,836
Income before other expense		5,238,716	1,736,039	2,771,596
Other (expense) income, net		(1,013,824)	(4,554,900)	(913,801)
Operating income (loss)		4,224,892	(2,818,861)	1,857,795
Loss before income taxes		$ (1,003,515)	$ (7,696,609)	(7,074,734)
Discontinued operations
Income from Discontinued Operations, Net
Revenues	$ 439,479			6,183,398
Cost of revenues and operating expenses	375,677			5,397,390
Income before other expense	63,802			786,008
Other (expense) income, net	(2,268)			20,460
Operating income (loss)	61,534			806,468
Finance income, net	9,110			139,259
Loss before income taxes	70,644			945,727
Income taxes	(13,828)			(317,611)
Income from discontinued operations, net	56,816			628,116
Gain on disposition of discontinued operations, net	$ 56,816			$ 628,116